Financial Instruments and Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Feb. 01, 2014 Maximum	Feb. 01, 2014 Foreign Exchange Contract Not Designated as Hedging Instrument	Feb. 02, 2013 Foreign Exchange Contract Not Designated as Hedging Instrument	May 24, 2011 Revolving Credit Facility	Feb. 01, 2014 Revolving Credit Facility	Feb. 01, 2014 Cash Flow Hedging	Feb. 01, 2014 Cash Flow Hedging Foreign Exchange Contract	Feb. 02, 2013 Cash Flow Hedging Foreign Exchange Contract	Feb. 01, 2014 Cash Flow Hedging Commodity Contract	Feb. 02, 2013 Cash Flow Hedging Commodity Contract
Financial Instruments and Fair Value [Line Items]
Amount of agreement in place for senior unsecured multi-currency five-year revolving credit external funding	$ 400					$ 400
Debt instrument, maturity period						5 years	5 years
Borrowings on unsecured senior revolving credit agreement	0	0
Total notional amount				22.1	36.1				42.3	50.8	63.0	187.6
Cash flow hedges settlement period									These contracts have been designated as cash flow hedges and will be settled over the next 12 months (February 2, 2013 12 months).		These contracts have been designated as cash flow hedges and will be settled over the next 12 months (February 2, 2013 11 months).
Contracts maturity period			12 months						12 months	12 months	12 months	11 months
Derivative losses to be reclassified out of AOCI								$ 19.5